Consolidated Income Statement Unaudited - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Profit (loss) [abstract]
Interest and similar income	£ 2,786	£ 2,389
Interest expense and similar charges	(638)	(461)
Net interest income	2,148	1,928
Fee and commission income	376	302
Fee and commission expense	(210)	(155)
Net fee and commission income/(expense)	166	147
Other operating income	101	137
Total operating income	2,415	2,212
Operating expenses before credit impairment (losses)/write-backs, provisions and charges	(1,186)	(1,341)
Credit impairment (losses)/write-backs	(118)	70
Provisions for other liabilities and charges	(118)	(190)
Total operating credit impairment (losses)/write-backs, provisions and charges	(236)	(120)
Profit from continuing operations before tax	993	751
Tax on profit from continuing operations	(233)	(204)
Profit from continuing operations after tax	760	547
Profit from discontinued operations after tax	0	24
Profit after tax	760	571
Attributable to:
Equity holders of the parent	743	537
Non-controlling interests	17	34
Profit after tax	£ 760	£ 571